Inventories -Narrative (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Inventory Disclosure [Abstract]
Inventory write-down	¥ 1,817	¥ 9,535